Research and Development Expenses (Details) - Schedule of Research and Development Expenses - Research and Development Expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Research and Development Expenses [Line Items]
Subcontractors and consultants	$ 4,793	$ 3,612	$ 628
Share-based compensation	575	570	281
Salaries and social benefits	1,905	1,405	447
Others	1		38
Research and development expenses	$ 7,274	$ 5,587	$ 1,394